Condensed Financial Information of Parent Company - Statement of Cash Flows (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Jun. 30, 2018 CNY (¥)	Jun. 30, 2018 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss			¥ (519,634)	$ (74,640)	¥ (833,409)	¥ (397,234)
Adjustments to reconcile net loss to net cash generated from (used in) operating activities:
Loss on changes in fair value of convertible notes, derivative liabilities and warrants			104,589	15,023	131,748	70,336
Changes in operating assets and liabilities:
Prepaid expenses and other current assets			23,884	3,431	(48,772)	(32,545)
Accrued expenses and other current liabilities			138,173	19,844	(10,267)	140,261
Net cash generated from (used in) operating activities			24,684	3,544	(92,905)	80,266
CASH FLOWS FROM INVESTING ACTIVITIES
Net cash used in investing activities			(411,309)	(59,080)	(156,917)	(629,704)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from IPO (net of IPO expenses)	¥ 837,541	$ 130,907
Proceeds from convertible notes						461,206
Proceeds from promissory notes					50,000	168,180
Net cash generated from financing activities			204,246	29,339	831,506	629,386
Effect of exchange rate changes			6,432	924	48,131	3,696
Net increase (decrease) in cash and cash equivalents, and restricted cash			(175,947)	(25,273)	629,815	83,644
Cash and cash equivalents, and restricted cash at beginning of the year			818,977	117,639	189,162	105,518
Cash and cash equivalents, and restricted cash at end of the year			643,030	92,366	818,977	189,162
Parent Company
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss			(518,533)	(74,482)	(833,411)	(397,313)
Adjustments to reconcile net loss to net cash generated from (used in) operating activities:
Equity in loss of subsidiaries and VIEs			393,824	56,569	678,563	331,621
Foreign exchange loss			3,753	539	10,358
Loss on changes in fair value of convertible notes, derivative liabilities and warrants			104,589	15,023	124,648	60,136
Changes in operating assets and liabilities:
Prepaid expenses and other current assets			(10,449)	(1,501)
Accrued expenses and other current liabilities			1,409	202	(5,230)	5,556
Net cash generated from (used in) operating activities			(25,407)	(3,650)	(25,072)
CASH FLOWS FROM INVESTING ACTIVITIES
Loans to subsidiaries and VIEs			(221,418)	(31,805)	(396,495)	(488,676)
Loans to a third party			(191,230)	(27,468)
Net cash used in investing activities			(412,648)	(59,273)	(396,495)	(488,676)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from IPO (net of IPO expenses)					811,001
Proceeds from convertible notes						321,206
Proceeds from promissory notes						168,180
Net cash generated from financing activities					811,001	489,386
Effect of exchange rate changes			3,545	510	43,773	3,696
Net increase (decrease) in cash and cash equivalents, and restricted cash			(434,510)	(62,413)	433,207	4,406
Cash and cash equivalents, and restricted cash at beginning of the year			437,613	62,859	4,406
Cash and cash equivalents, and restricted cash at end of the year			¥ 3,103	$ 446	¥ 437,613	¥ 4,406